Property and Equipment, Net	12 Months Ended
Sep. 30, 2013
Property and Equipment, Net

NOTE 4—PROPERTY AND EQUIPMENT, NET:

Property and equipment, net, consisted of the following (in thousands):

	September 30, 2013	September 30, 2012
Land	$65,485	$64,799
Land improvements	96,735	96,603
Buildings and improvements	1,691,924	1,692,683
Furniture and equipment	541,832	541,506
Construction in process	55,569	20,243

Subtotal	2,451,545	2,415,834
Less: accumulated depreciation	(975,370)	(925,436)

Total property and equipment, net	$1,476,175	$1,490,398

Depreciation expense totaled $79.8 million, $84.5 million and $89.5 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. Capitalized interest totaled $2.0 million and $34,000 for the fiscal years ended September 30, 2013 and 2012, respectively. The Authority did not record any capitalized interest for the fiscal year ended September 30, 2011.

In September 2008, the Authority suspended certain elements of its Project Horizon expansion due to a slowdown in business volumes and uncertainties in the financial markets. Costs incurred on the suspended elements related to excavation and foundation work for a planned podium and new hotel tower, as well as professional fees for design and architectural work. During its fourth quarter ended September 30, 2010, the Authority re-evaluated its plans with respect to the development of the new hotel element of the project, and based on a modified plan, which encompassed a smaller hotel to be located closer to the existing hotel, determined that certain assets related to the suspended elements did not have any future benefit to the Authority. Accordingly, in fiscal 2010, the Authority recorded a related $58.1 million impairment charge. As of September 30, 2013 and 2012, assets anticipated to be utilized under the modified plan, which may include a third-party developed and owned hotel, including related capitalized interest, totaled $9.4 million and were included in construction in process. The Authority continues to evaluate its options with respect to the development of the new hotel; however, it can provide no assurance regarding if or when the modified plan will commence. Factors that the Authority will consider in determining the feasibility of the new hotel include the Authority’s financial performance, project cash flow projections, project costs, financing options, economic conditions, industry trends, demand and competition.